
[Logo - American Funds /(R)/]                  The right choice for the long term/(R)/

Capital World Growth
and Income Fund/SM/

CLASS    TICKER   F-1....  CWGFX    529-C..  CWICX
A......  CWGIX    F-2....  WGIFX    529-E..  CWIEX
B......  CWGBX    529-A..  CWIAX    529-F-1  CWIFX
C......  CWGCX    529-B..  CWIBX

SUMMARY
PROSPECTUS

February 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED FEBRUARY 1, 2010, ARE INCORPORATED BY REFERENCE
INTO THIS SUMMARY PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 29 of the prospectus and on page 58 of the fund's statement of additional information.

SHAREHOLDER FEES
 (fees paid directly from your investment)
----------------------------------------------------SHARE CLASSES--------------
                                                                      F-1, F-2
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  5.75%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)
-------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------
 Management fees                     0.38%   0.38%   0.38%   0.38%     0.38%
-------------------------------------------------------------------------------
 Distribution and/or service         0.22    1.00    1.00    0.24      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.23    0.23    0.23    0.20      0.20
-------------------------------------------------------------------------------
 Total annual fund operating         0.83    1.61    1.61    0.82      0.58
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.38%   0.38%   0.38%   0.38%     0.38%
-------------------------------------------------------------------------------
 Distribution and/or service         0.19    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.30    0.32    0.31    0.30      0.30
-------------------------------------------------------------------------------
 Total annual fund operating         0.87    1.70    1.69    1.18      0.68
 expenses
-------------------------------------------------------------------------------

                                       1

Capital World Growth and Income Fund / Summary prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 A                                $655    $825    $1,009     $1,541
---------------------------------------------------------------------
 B                                 664     908     1,076      1,702
---------------------------------------------------------------------
 C                                 264     508       876      1,911
---------------------------------------------------------------------
 F-1                                84     262       455      1,014
---------------------------------------------------------------------
 F-2                                59     186       324        726
---------------------------------------------------------------------
 529-A                             679     876     1,088      1,690
---------------------------------------------------------------------
 529-B                             693     974     1,180      1,889
---------------------------------------------------------------------
 529-C                             292     571       975      2,097
---------------------------------------------------------------------
 529-E                             140     414       707      1,534
---------------------------------------------------------------------
 529-F-1                            89     257       437        952
---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 B                                $164    $508     $876      $1,702
---------------------------------------------------------------------
 C                                 164     508      876       1,911
---------------------------------------------------------------------
 529-B                             193     574      980       1,889
---------------------------------------------------------------------
 529-C                             192     571      975       2,097
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 44%
of the average value of its portfolio.

                                       2

                      Capital World Growth and Income Fund / Summary prospectus


Principal investment strategies

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S.
dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The fund may also invest in issuers in developing countries.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and

                                       3

Capital World Growth and Income Fund / Summary prospectus


regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000       1.37
2001      -4.96
2002      -7.15
2003      39.07
2004      19.42
2005      14.72
2006      22.36
2007      17.53
2008     -38.38
2009      32.25
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            19.51%  (quarter ended June 30, 2009)
LOWEST            -19.29%  (quarter ended December 31, 2008)

                                       4

                      Capital World Growth and Income Fund / Summary prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------
 A - Before taxes             3/26/1993         24.65%   4.85%    6.53%      11.28%
   - After taxes on distributions               24.42    4.17     5.60         N/A
   - After taxes on distributions and sale of   16.91    4.40     5.52         N/A
     fund shares
-------------------------------------------------------------------------------------

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------
 B                              3/15/2000     26.29%   4.95%      6.61%
-------------------------------------------------------------------------
 C                              3/15/2001     30.26    5.23       7.45
-------------------------------------------------------------------------
 F-1                            3/15/2001     32.29    6.08       8.30
-------------------------------------------------------------------------
 F-2                            8/1/2008      32.65     N/A      -4.48
-------------------------------------------------------------------------
 529-A                          2/15/2002     24.60    4.79       8.91
-------------------------------------------------------------------------
 529-B                          2/21/2002     26.15    4.82       9.03
-------------------------------------------------------------------------
 529-C                          2/22/2002     30.13    5.16       9.03
-------------------------------------------------------------------------
 529-E                          3/4/2002      31.80    5.70       8.99
-------------------------------------------------------------------------
 529-F-1                        9/17/2002     32.48    6.21      12.17
-------------------------------------------------------------------------

 INDEXES/1/ (before taxes)       1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
---------------------------------------------------------------------------------------
 MSCI/(R)/ World Index           30.79%      2.57%        0.23%          7.01%
 Lipper Global Funds Index       31.06       3.20         1.03           7.06
 Class A annualized 30-day yield at November 30, 2009: 2.43%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)
---------------------------------------------------------------------------------------

1  The MSCI World Index reflects some of the market sectors in which the fund may invest. The Lipper Global Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       5

Capital World Growth and Income Fund / Summary prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 MARK E. DENNING              17 years         Senior Vice President -
 President and Director                        Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 STEPHEN E. BEPLER            17 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JEANNE K. CARROLL             6 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 SUNG LEE                      4 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JESPER LYCKEUS                4 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 DAVID M. RILEY                3 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JOYCE E. GORDON               2 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 ERIC S. RICHTER          Less than 1 year     Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------

                                       6

                      Capital World Growth and Income Fund / Summary prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------
 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180;
faxing American Funds Service Company at 317/735-6636; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-07338
                                                                          MFGEIP-933-0210P Litho in USA CGD/RRD/8022
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust


[Logo - American Funds /(R)/]                  The right choice for the long term/(R)/

Capital World Growth
and Income Fund/SM/

CLASS         TICKER        R-3.........  RWICX
A...........  CWGIX         R-4.........  RWIEX
R-1.........  RWIAX         R-5.........  RWIFX
R-2.........  RWIBX         R-6.........  RWIGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

February 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 1, 2010, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none
------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.38%  0.38%  0.38%  0.38%  0.38%  0.38%    0.38%
-------------------------------------------------------------------------------
 Distribution and/or        0.22   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.23   0.20   0.53   0.25   0.20   0.15     0.11/*/
-------------------------------------------------------------------------------
 Total annual fund          0.83   1.58   1.66   1.13   0.83   0.53     0.49
 operating expenses
-------------------------------------------------------------------------------

                                       1

Capital World Growth and Income Fund / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 A                              $655    $825    $1,009     $1,541
-------------------------------------------------------------------
 R-1                             161     499       860      1,878
-------------------------------------------------------------------
 R-2                             169     523       902      1,965
-------------------------------------------------------------------
 R-3                             115     359       622      1,375
-------------------------------------------------------------------
 R-4                              85     265       460      1,025
-------------------------------------------------------------------
 R-5                              54     170       296        665
-------------------------------------------------------------------
 R-6                              50     157       274        616
-------------------------------------------------------------------

*  Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 44%
of the average value of its portfolio.

                                       2

      Capital World Growth and Income Fund / Summary retirement plan prospectus


Principal investment strategies

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S.
dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The fund may also invest in issuers in developing countries.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and

                                       3

Capital World Growth and Income Fund / Summary retirement plan prospectus


regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000       1.37
2001      -4.96
2002      -7.15
2003      39.07
2004      19.42
2005      14.72
2006      22.36
2007      17.53
2008     -38.38
2009      32.25
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            19.51%  (quarter ended June 30, 2009)
LOWEST            -19.29%  (quarter ended December 31, 2008)

                                       4

      Capital World Growth and Income Fund / Summary retirement plan prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
---------------------------------------------------------------------------
 A                      3/26/1993     24.65%   4.85%    6.53%      11.28%
---------------------------------------------------------------------------

 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-----------------------------------------------------------------
 R-1                     6/7/2002     31.29%   5.23%      8.71%
-----------------------------------------------------------------
 R-2                     6/7/2002     31.16    5.21       8.70
-----------------------------------------------------------------
 R-3                     6/6/2002     31.88    5.71       9.09
-----------------------------------------------------------------
 R-4                    6/27/2002     32.29    6.04      10.41
-----------------------------------------------------------------
 R-5                    5/15/2002     32.65    6.36       9.32
-----------------------------------------------------------------

 INDEXES/1/                    1 YEAR      5 YEARS      10 YEARS       LIFETIME/2/
-------------------------------------------------------------------------------------
 MSCI/(R)/ World Index         30.79%       2.57%        0.23%            7.01%
 Lipper Global Funds Index     31.06        3.20         1.03             7.06
--------------------------------------------------------------------------------
 Class A annualized 30-day yield at November 30, 2009: 2.43%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1  The MSCI World Index reflects some of the market sectors in which the fund may invest. The Lipper Global Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

Capital World Growth and Income Fund / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 MARK E. DENNING              17 years         Senior Vice President -
 President and Director                        Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 STEPHEN E. BEPLER            17 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JEANNE K. CARROLL             6 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 SUNG LEE                      4 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JESPER LYCKEUS                4 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 DAVID M. RILEY                3 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JOYCE E. GORDON               2 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 ERIC S. RICHTER          Less than 1 year     Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------

                                       6

      Capital World Growth and Income Fund / Summary retirement plan prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-07338
                                                                          RPGEIP-933-0210P Litho in USA CGD/RRD/8044
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[Logo - American Funds /(R)/]                  The right choice for the long term/(R)/

Capital World Growth
and Income Fund/SM/

CLASS         TICKER        R-3.........  RWICX
A...........  CWGIX         R-4.........  RWIEX
R-1.........  RWIAX         R-5.........  RWIFX
R-2.........  RWIBX         R-6.........  RWIGX

SUMMARY
RETIREMENT PLAN
PROSPECTUS

February 1, 2010

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/
RETIREMENTPROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY CALLING
800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT RETIREMENT PLAN PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 1, 2010, ARE
INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN PROSPECTUS.


Investment objective

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------
 Maximum sales charge (load) imposed on          5.75%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none
------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
                            ---------------------------------------------------
 Management fees            0.38%  0.38%  0.38%  0.38%  0.38%  0.38%    0.38%
-------------------------------------------------------------------------------
 Distribution and/or        0.22   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.23   0.20   0.53   0.25   0.20   0.15     0.11/*/
-------------------------------------------------------------------------------
 Total annual fund          0.83   1.58   1.66   1.13   0.83   0.53     0.49
 operating expenses
-------------------------------------------------------------------------------

                                       1

Capital World Growth and Income Fund / Summary retirement plan prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 A                              $655    $825    $1,009     $1,541
-------------------------------------------------------------------
 R-1                             161     499       860      1,878
-------------------------------------------------------------------
 R-2                             169     523       902      1,965
-------------------------------------------------------------------
 R-3                             115     359       622      1,375
-------------------------------------------------------------------
 R-4                              85     265       460      1,025
-------------------------------------------------------------------
 R-5                              54     170       296        665
-------------------------------------------------------------------
 R-6                              50     157       274        616
-------------------------------------------------------------------

*  Estimated by annualizing actual fees and expenses of the share class for a partial year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 44%
of the average value of its portfolio.

                                       2

      Capital World Growth and Income Fund / Summary retirement plan prospectus


Principal investment strategies

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S.
dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States. The fund may also invest in issuers in developing countries.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets.
Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.
Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and

                                       3

Capital World Growth and Income Fund / Summary retirement plan prospectus


regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
2000       1.37
2001      -4.96
2002      -7.15
2003      39.07
2004      19.42
2005      14.72
2006      22.36
2007      17.53
2008     -38.38
2009      32.25
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            19.51%  (quarter ended June 30, 2009)
LOWEST            -19.29%  (quarter ended December 31, 2008)

                                       4

      Capital World Growth and Income Fund / Summary retirement plan prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2009 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS   LIFETIME
---------------------------------------------------------------------------
 A                      3/26/1993     24.65%   4.85%    6.53%      11.28%
---------------------------------------------------------------------------

 SHARE CLASS          INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-----------------------------------------------------------------
 R-1                     6/7/2002     31.29%   5.23%      8.71%
-----------------------------------------------------------------
 R-2                     6/7/2002     31.16    5.21       8.70
-----------------------------------------------------------------
 R-3                     6/6/2002     31.88    5.71       9.09
-----------------------------------------------------------------
 R-4                    6/27/2002     32.29    6.04      10.41
-----------------------------------------------------------------
 R-5                    5/15/2002     32.65    6.36       9.32
-----------------------------------------------------------------

 INDEXES/1/                    1 YEAR      5 YEARS      10 YEARS       LIFETIME/2/
-------------------------------------------------------------------------------------
 MSCI/(R)/ World Index         30.79%       2.57%        0.23%            7.01%
 Lipper Global Funds Index     31.06        3.20         1.03             7.06
--------------------------------------------------------------------------------
 Class A annualized 30-day yield at November 30, 2009: 2.43%
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1  The MSCI World Index reflects some of the market sectors in which the fund may invest. The Lipper Global Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

Capital World Growth and Income Fund / Summary retirement plan prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 MARK E. DENNING              17 years         Senior Vice President -
 President and Director                        Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 STEPHEN E. BEPLER            17 years         Senior Vice President -
 Senior Vice President                         Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JEANNE K. CARROLL             6 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 SUNG LEE                      4 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JESPER LYCKEUS                4 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 DAVID M. RILEY                3 years         Senior Vice President -
 Vice President                                Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 JOYCE E. GORDON               2 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 ERIC S. RICHTER          Less than 1 year     Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------

                                       6

      Capital World Growth and Income Fund / Summary retirement plan prospectus


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                                               Investment Company File No. 811-07338
                                                                          RPGEIP-933-0210P Litho in USA CGD/RRD/8044
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust